Summary of Significant Accounting Policies - Schedule of Weighted Average Diluted Shares (Details) - Previously Reported [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	109,412,144	126,884,881
Convertible notes outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	180,346	293,973
Convertible preferred stock outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	39,231,798	39,090,908
Shares underlying warrants outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Weighted average diluted shares	70,000,000	87,500,000